Long term loan and other non-current liabilities (Schedule of Long-term Loan and Other Long-term Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Contingent consideration	$ 0	$ 12,258
Other	1,559	841
Long-term loan and other non-current liabilities	$ 1,559	$ 13,099